Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Schedule of Impact of Noncontrolling Interest to Stockholders' Equity

	Year Ended December 31,
	2013	2012	2011
Net income attributable to Community Health Systems,
Inc. stockholders	$141,203	$265,640	$201,948
Transfers to the noncontrolling interests:
Net decrease in Community Health Systems, Inc. paid-in
capital for purchase of subsidiary partnership interests	(768)	(21,537)	(4,556)
Net transfers to the noncontrolling interests	(768)	(21,537)	(4,556)
Change to Community Health Systems, Inc. stockholders’ equity from net income attributable to Community Health Systems,
Inc. stockholders and transfers to noncontrolling interests	$140,435	$244,103	$197,392